Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs, net	$ 68,550	$ 92,164	$ 116,946
Loss and loss adjustment expense reserves	1,310,068	1,111,692	937,160
Unearned premium	284,835	336,150	377,750
Net premiums earned	610,852	700,142	621,442
Net investment loss	278,938	282,560	(251,433)
Loss and loss adjustment expenses incurred, net	465,298	403,499	438,414
Amortization of deferred acquisition costs, net	187,062	295,626	206,498
Other operating expenses	72,015	70,382	45,851
Net premiums written	542,196	657,038	646,018
A&H
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs, net	95	110	114
Loss and loss adjustment expense reserves	3,742	2,923	2,122
Unearned premium	1,015	830	907
Net premiums earned	3,207	4,665	3,098
Net investment loss	0	0	0
Loss and loss adjustment expenses incurred, net	3,319	3,907	2,624
Amortization of deferred acquisition costs, net	313	365	540
Other operating expenses	114	156	93
Net premiums written	3,392	4,587	3,225
Specialty
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs, net	65,848	81,586	105,961
Loss and loss adjustment expense reserves	948,392	773,141	599,142
Unearned premium	247,538	297,700	350,370
Net premiums earned	407,951	465,426	466,524
Net investment loss	0	0	0
Loss and loss adjustment expenses incurred, net	342,596	313,750	315,632
Amortization of deferred acquisition costs, net	112,464	149,497	156,533
Other operating expenses	18,744	20,144	18,314
Net premiums written	349,783	412,085	485,522
Property
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs, net	2,597	10,465	10,858
Loss and loss adjustment expense reserves	138,309	99,106	49,980
Unearned premium	32,904	35,050	22,966
Net premiums earned	171,556	141,477	77,208
Net investment loss	0	0	0
Loss and loss adjustment expenses incurred, net	119,455	90,577	59,411
Amortization of deferred acquisition costs, net	48,744	54,769	37,235
Other operating expenses	6,036	4,722	2,315
Net premiums written	160,075	152,729	83,051
Runoff & Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs, net	10	3	13
Loss and loss adjustment expense reserves	219,625	236,522	285,916
Unearned premium	3,378	2,570	3,507
Net premiums earned	28,138	88,574	74,612
Net investment loss	0	0	0
Loss and loss adjustment expenses incurred, net	(72)	(4,735)	60,747
Amortization of deferred acquisition costs, net	25,541	90,995	12,190
Other operating expenses	5,906	9,075	8,945
Net premiums written	28,946	87,637	74,220
Corporate
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs, net	0	0	0
Loss and loss adjustment expense reserves	0	0	0
Unearned premium	0	0	0
Net premiums earned	0	0	0
Net investment loss	278,938	282,560	(251,433)
Loss and loss adjustment expenses incurred, net	0	0	0
Amortization of deferred acquisition costs, net	0	0	0
Other operating expenses	41,215	36,285	16,184
Net premiums written	$ 0	$ 0	$ 0